Other Liabilities - Narrative (Details) $ in Millions	Dec. 31, 2017 USD ($) mine	Dec. 31, 2017 CAD mine	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD
Debt Instrument [Line Items]
Mine reclamation liability		CAD 40,000,000		CAD 40,000,000
Waneta Partnership | Promissory note
Debt Instrument [Line Items]
Face value		72,000,000
Waneta discounted net present value on promissory note		63,000,000		59,000,000
TEP
Debt Instrument [Line Items]
Expected reclamation costs | $	$ 61		$ 61
Mine reclamation liability	$ 34	CAD 43,000,000	$ 25	CAD 35,000,000
TEP | Coal mine reclamation
Debt Instrument [Line Items]
Number of mines | mine	3	3
Central Hudson
Debt Instrument [Line Items]
Remediation cost obligation	$ 55	CAD 69,000,000
Central Hudson | Accounts payable and other current liabilities
Debt Instrument [Line Items]
Remediation cost obligation	$ 28	CAD 35,000,000